united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND INTERNATIONAL ADVANTAGE FUND
	PORTFOLIO OF INVESTMENTS (Unaudited)
		June 30, 2016
	Shares		Fair Value
		EXCHANGE TRADED FUNDS- 94.9%
		EQUITY FUNDS - 94.9%
	430	Direxion Daily Developed Markets Bull 3X Shares *	$ 17,446
	10,496	iShares Core MSCI EAFE ETF	544,637
		TOTAL EXCHANGE TRADED FUNDS (Cost - $570,061)	562,083

		SHORT-TERM INVESTMENTS - 27.0%
		MONEY MARKET FUND - 27.0%
	159,535	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.43% ** (Cost - $159,535)	159,535

		TOTAL INVESTMENTS - 121.9% (Cost - $729,596) (a)	$ 721,618
		LIABILITIES IN EXCESS OF OTHER ASSETS - (21.9) %	(129,501)
		NET ASSETS - 100.0%	$ 592,117

*	Non-income producting security
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $729,596 and differs from fair value
	by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	(7,978)
		Net unrealized depreciation	$ (7,978)

As of June 30, 2016, the following Forward Foreign Currency Exchange contracts were open with UBS Invesment Bank:
	Forward Foreign Currency Exchange Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	Gain/(Loss)
To Sell:
	British	7/22/2016	2,622	3,490	$ 51
	Canadian	7/22/2016	55,835	43,217	18
	New Zealand	7/22/2016	72,802	51,928	(24)
	Norwegian	7/22/2016	209,427	25,016	(18)
	Singapore	7/22/2016	66,918	49,667	(18)
	Swiss	7/22/2016	54,250	55,613	169
		Total unrealized gain on forward foreign currency exchange contracts			$ 178
To Buy:
	Australian	7/22/2016	16,558	12,336	$ (9)
	Euro	7/22/2016	33,884	37,620	(301)
	Japanese	7/22/2016	2,037,672	19,741	104
	New Zealand	7/22/2016	51,547	36,768	101
	Singapore	7/22/2016	26,248	19,481	(55)
	Swiss	7/22/2016	759,221	89,785	(945)
		Total unrealized loss on forward foreign currency exchange contracts			$ (1,105)

LELAND TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
	Shares		Fair Value
SHORT-TERM INVESTMENTS - 91.7%
MONEY MARKET FUND - 91.7%
	32,188,291	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.43% * (Cost - $32,188,291)	$ 32,188,291

		TOTAL INVESTMENTS - 91.7% (Cost - $32,188,291) (a)	$ 32,188,291
		OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%	2,910,420
		NET ASSETS - 100.0%	$ 35,098,711

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,188,291 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	-
		Net unrealized appreciation	$ -

As of June 30, 2016, the following Forward Foreign Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Foreign Currency Exchange Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased	Market Value	Gain/(Loss)
To Sell:
	British	07/22/2016	498,134	663,053	$ 9,731
	Canadian	07/22/2016	10,606,828	8,209,724	23,362
	New Zealand	07/22/2016	13,656,112	9,740,679	31,061
	Norwegian	07/22/2016	39,784,204	4,752,163	(2,147)
	Singapore	07/22/2016	12,649,524	9,388,578	(3,314)
	Swiss	07/22/2016	10,305,730	10,564,600	47,274
		Total unrealized gain on forward foreign currency exchange contracts			$ 105,967
To Buy:
	Australian	07/22/2016	3,144,673	2,343,517	$ (9,220)
	Euro	07/22/2016	6,436,874	7,146,646	(72,660)
	Japanese	07/22/2016	387,090,657	3,750,099	29,276
	New Zealand	07/22/2016	9,618,451	6,860,682	18,924
	Singapore	07/22/2016	4,923,497	3,654,259	(19,055)
	Swedish	07/22/2016	144,227,014	17,056,158	(251,323)
		Total unrealized loss on forward foreign currency exchange contracts			$ (304,058)

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Fair Value
	COMMON STOCKS - 94.0%
	AEROSPACE/DEFENSE - 3.5%
440	Boeing Co.	$ 57,143
200	Lockheed Martin Corp.	49,634
131	Northrop Grumman Corp.	29,119
216	Raytheon Co.	29,365
609	United Technologies Corp.	62,453
		227,714
	AGRICULTURE - 3.4%
1,352	Altria Group, Inc.	93,234
947	Philip Morris International, Inc.	96,329
610	Reynolds American, Inc.	32,897
		222,460
	AIRLINES - 0.3%
562	Delta Air Lines, Inc.	20,474

	APPAREL - 0.6%
707	NIKE, Inc.	39,027

	AUTO MANUFACTURERS - 0.8%
2,226	Ford Motor Co.	27,981
805	General Motors Co.	22,782
		50,763
	BANKS - 6.7%
4,491	Bank of America Corp.	59,596
454	Bank of New York Mellon Corp.	17,638
206	Capital One Financial Corp.	13,083
1,280	Citigroup, Inc.	54,259
174	Goldman Sachs Group, Inc.	25,853
1,590	JPMorgan Chase & Co.	98,803
688	Morgan Stanley	17,874
215	PNC Financial Services Group, Inc.	17,499
763	US Bancorp	30,772
1,989	Wells Fargo & Co.	94,139
		429,516
	BEVERAGES - 3.9%
2,730	Coca-Cola Co.	123,751
114	Constellation Brands, Inc.	18,856
1,020	PepsiCo, Inc.	108,059
		250,666
	BIOTECHNOLOGY - 2.3%
301	Amgen, Inc.	45,797
81	Biogen, Inc. *	19,588
358	Celgene Corp. *	35,310
589	Gilead Sciences, Inc.	49,134
		149,829
	BUILDING MATERIALS - 0.4%
54	Martin Marietta Materials, Inc.	10,368
104	Vulcan Materials Co.	12,518
		22,886

	CHEMICALS - 4.0%
184	Air Products & Chemicals, Inc.	26,135
1,030	Dow Chemical Co.	51,201
584	EI du Pont de Nemours & Co.	37,843
118	Eastman Chemical Co.	8,012
295	LyondellBasell Industries NV	21,954
288	Monsanto Co.	29,782
312	Mosaic Co.	8,168
229	PPG Industries, Inc.	23,850
238	Praxair, Inc.	26,749
74	Sherwin-Williams Co.	21,732
		255,426
	COMMERCIAL SERVICES - 0.8%
327	Automatic Data Processing, Inc.	30,041
587	PayPal Holdings, Inc. *	21,431
		51,472

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	COMPUTERS - 2.5%
428	Accenture PLC - Cl. A	$ 48,488
32	Apple, Inc.	3,059
301	Cognizant Technology Solutions Corp. - Cl. A *	17,229
988	EMC Corp.	26,844
452	International Business Machines Corp.	68,605
		164,225
	COSMETICS/PERSONAL CARE - 3.1%
585	Colgate-Palmolive Co.	42,822
1,872	Procter & Gamble Co.	158,502
		201,324
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
365	American Express Co.	22,177
55	BlackRock, Inc. - Cl. A	18,839
493	Charles Schwab Corp.	12,478
704	MasterCard, Inc.	61,994
1,298	Visa, Inc. - Cl. A	96,273
		211,761
	ELECTRIC - 1.7%
154	American Electric Power Co. Inc.	10,794
175	Dominion Resources, Inc./VA	13,638
220	Duke Energy Corp.	18,874
254	Exelon Corp.	9,236
146	NextEra Energy, Inc.	19,039
154	PG&E Corp.	9,844
209	PPL Corp.	7,890
151	Public Service Enterprise Group, Inc.	7,038
287	Southern Co.	15,392
		111,745

	ELECTRONIC COMPONENTS & EQUIPEMENT - 0.4%
468	Emerson Electric Co.	24,411

	ELECTRONICS - 1.0%
561	Honeywell International, Inc.	65,256

	ENGINEERING & CONSTRUCTION - 0.0%
26	SBA Communications Corp. - Cl. A *	2,806

	FOOD - 2.8%
385	General Mills, Inc.	27,458
656	Kraft Heinz Co.	58,043
668	Kroger Co.	24,576
1,083	Mondelez International, Inc. - Cl. A	49,287
393	Sysco Corp.	19,941
		179,305
	FOREST PRODUCTS&PAPER - 0.2%
378	International Paper Co.	16,020

	GAS - 0.1%
69	Sempra Energy	7,867

	HEALTHCARE-PRODUCTS - 3.2%
682	Abbott Laboratories	26,809
435	Danaher Corp.	43,935
179	Thermo Fisher Scientific, Inc.	26,449
606	Medtronic PLC	52,583
411	UnitedHealth Group Inc.	58,033
		207,809

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	HOUSEHOLD PRODUCTS/WARES - 0.5%
236	Kimberly-Clark Corp.	$ 32,445

	INSURANCE - 3.0%
496	American International Group, Inc.	26,233
771	Berkshire Hathaway, Inc. *	111,633
214	Chubb Ltd.	27,972
387	MetLife, Inc.	15,414
186	Prudential Financial, Inc.	13,269
		194,521
	INTERNET - 8.0%
180	Alphabet, Inc. - Cl A. *	124,578
141	Alphabet, Inc. - Cl. C *	99,198
131	Amazon.com, Inc. *	93,746
1,106	Facebook, Inc. - Cl. A *	126,394
205	Netflix, Inc. *	18,753
28	Priceline Group, Inc. *	34,955
449	Yahoo!, Inc. *	16,864
		514,488
	IRON/STEEL - 0.2%
256	Nucor Corp.	12,649

	MACHINERY-CONSTRUCTION & MINING - 0.5%
426	Caterpillar, Inc.	32,295

	MEDIA - 3.3%
1,267	Comcast Corp.	82,596
436	Time Warner, Inc.	32,063
518	Twenty-First Century Fox, Inc.	14,012
842	Walt Disney Co.	82,364
		211,035
	MINING - 0.6%
1,219	Alcoa, Inc.	11,300
1,137	Freeport-McMoRan, Inc.	12,666
438	Newmont Mining Corp.	17,135
		41,101
	MISCELLANEOUS MANUFACTURING - 1.2%
435	3M Co.	76,177
76	General Electric Co.	2,393
		78,570
	OIL & GAS - 4.0%
252	Anadarko Petroleum Corp.	13,419
185	Apache Corp.	10,299
907	Chevron Corp.	95,081
561	ConocoPhillips	24,460
267	Devon Energy Corp.	9,679
244	EOG Resources, Inc.	20,354
23	Exxon Mobil Corp.	2,156
142	Hess Corp.	8,534
254	Marathon Petroleum Corp.	9,642
367	Occidental Petroleum Corp.	27,731
223	Phillips 66	17,693
72	Pioneer Natural Resources Co.	10,887
218	Valero Energy Corp.	11,118
		261,053
	OIL & GAS SERVICES - 1.4%
211	Baker Hughes, Inc.	9,522
407	Halliburton Co.	18,433
177	National Oilwell Varco, Inc.	5,956
675	Schlumberger, Ltd.	53,379
		87,290

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	PHARMACEUTICALS - 7.7%
708	AbbVie, Inc.	$ 43,832
179	Allergan PLC *	41,365
770	Bristol-Myers Squibb Co.	56,634
226	Cardinal Health, Inc.	17,630
424	Eli Lilly & Co.	33,390
407	Express Scripts Holding Co. *	30,851
558	Johnson & Johnson	67,686
158	McKesson Corp.	29,491
1,280	Merck & Co., Inc.	73,741
2,846	Pfizer, Inc.	100,208
		494,828
	PIPELINES - 0.6%
955	Kinder Morgan, Inc.	17,878
313	Spectra Energy Corp.	11,465
371	Williams Cos, Inc.	8,025
		37,368
	RETAIL - 8.4%
236	Costco Wholesale Corp.	37,061
765	CVS Health Corp.	73,241
641	Home Depot, Inc.	81,849
494	Lowe's Cos, Inc.	39,110
498	McDonald's Corp.	59,929
54	O'Reilly Automotive, Inc. *	14,640
762	Starbucks Corp.	43,526
337	Target Corp.	26,027
329	TJX Cos, Inc.	22,971
1,018	Wal-Mart Stores, Inc.	74,334
649	Walgreens Boots Alliance, Inc.	54,042
222	Yum! Brands, Inc.	18,408
		545,138
	SEMICONDUCTORS - 2.9%
180	Broadcom Limited	27,972
2,435	Intel Corp.	79,868
178	NXP Semiconductor NV *	13,945
764	QUALCOMM, Inc.	40,928
395	Texas Instruments, Inc.	24,747
		187,460
	SOFTWARE - 1.8%
222	Adobe Systems, Inc. *	21,265
48	Microsoft Corp.	2,456
1,667	Oracle Corp.	68,230
276	Salesforce.com, Inc. *	21,917
		113,868
	TELECOMMUNICATIONS - 2.9%
1,301	AT&T, Inc.	56,216
80	CenturyLink, Inc.	2,321
2,589	Cisco Systems, Inc.	74,279
57	Level 3 Communications, Inc. *	2,935
863	Verizon Communications, Inc.	48,190
		183,941
	TRANSPORTATION - 2.0%
166	FedEx Corp.	25,195
569	Union Pacific Corp.	49,645
503	United Parcel Service, Inc. - Cl. B	54,183
		129,023

	TOTAL COMMON STOCK (Cost - $5,682,046)	6,069,835

	REAL ESTATE INVESTMENT TRUSTS - 0.7%
179	American Tower Corp.	20,336
117	Simon Property Group, Inc.	25,377
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $37,941)	45,713

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares						Fair Value
	SHORT TERM INVESTMENT - 5.6%
	MONEY MARKET FUND - 5.6%
359,466	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.43% ** (Cost $359,466)					$ 359,466

	TOTAL INVESTMENTS - 100.3% (Cost - 6,079,453) (a)					$ 6,475,014
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %					(16,414)
	NET ASSETS - 100.0%					$ 6,458,600

ETF- Exchange Traded Fund
* Non-income producting security
* * Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,079,453 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation		$ 533,003
				Unrealized depreciation		(137,442)
				Net unrealized appreciation		$ 395,561

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2016 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Societe Generale	Index Swap	0.50%	Index Return	7/1/2016	$ (6,206,535)	$ (26,383)
Societe Generale	Index Swap	0.50%	Index Return	7/1/2016	(66,965)	274
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.50%	Basket Return	7/1/2016	(1,022,060)	9,552
		Net Unrealized Loss from Open Swap Contracts				$ (16,557)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
^ The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2016.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
95	Amazon.com, Inc.				$ 67,984	$ (363)
2,849	Apple, Inc.				269,887	(8,149)
1,976	Exxon Mobil Corp.				269,887	9,613
6,699	General Electric Co.				210,885	9,178
715	Johnson & Johnson Action				86,730	6,092
4,059	Microsoft Corp.				207,699	(6,819)
				Net Unrealized Gain		9,552

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Fair Value
	COMMON STOCKS - 97.2%
	AEROSPACE/DEFENSE - 0.8%
344	Boeing Co.	$ 44,675
480	United Technologies Corp.	49,224
		93,899
	AGRICULTURE - 0.7%
580	Altria Group, Inc.	39,997
406	Philip Morris International, Inc.	41,298
		81,295
	BANKS - 0.9%
1,289	Bank of America Corp.	17,105
368	Citigroup, Inc.	15,600
45	Goldman Sachs Group, Inc.	6,686
456	JPMorgan Chase & Co.	28,336
213	US Bancorp.	8,590
570	Wells Fargo & Co.	26,978
		103,295
	BEVERAGES - 0.8%
1,168	Coca-Cola Co.	52,945
435	Pepsi Co.	46,084
		99,029
	BIOTECHNOLOGY - 0.6%
157	Gilead Sciences, Inc.	13,097
432	Illumina, Inc. *	60,644
		73,741
	CHEMICALS - 1.1%
133	Air Products & Chemicals, Inc.	18,891
744	Dow Chemical Co.	36,984
213	LyondellBasell Industries NV	15,851
165	PPG Industries, Inc.	17,185
172	Praxair, Inc.	19,331
54	Sherwin-Williams Co.	15,858
		124,100
	COMMERCIAL SERVICES - 3.3%
8,033	PayPal Holdings, Inc.	293,285
1,099	Verisk Analytics, Inc.	89,107
		382,392
	COMPUTERS - 10.7%
338	Accenture PLC - Cl. A	38,292
2,931	Apple, Inc.	280,204
4,134	Cognizant Technology Solutions Corp. - Cl. A *	236,630
1,019	EMC Corp.	27,686
912	HP Inc.	16,662
4,235	International Business Machines	642,788
		1,242,262
	COSMETICS/PERSONAL CARE - 0.7%
250	Colgate-Palmolive Co.	18,300
800	Procter & Gamble Co.	67,736
		86,036
	DIVERSIFIED FINANANCIAL SERVICES - 1.1%
250	MasterCard, Inc. - Cl. A	48,697
800	Visa, Inc. - Cl. A	75,950
		124,647
	ELECTRONICS - 0.4%
440	Honeywell International, Inc.	51,181

	ENGINEERING & CONSTRUCTION - 0.1%
87	SBA Communications Corp. - Cl. A *	9,391

	FOOD - 0.4%
280	Kraft Heinz Co.	24,774
463	Mondelez International, Inc. - Cl. A	21,071
		45,845

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	FOREST PRODUCTS & PAPER - 0.1%
277	International Paper Co.	$ 11,739

	HEALTHCARE-PRODUCTS - 13.5%
2,068	Baxter International, Inc.	93,515
796	Becton Dickinson and Co.	134,994
4,072	Boston Scientific Corp. *	95,163
958	DENTSPLY International, Inc.	59,434
731	Edwards Lifesciences Corp. *	72,903
133	Intuitive Surgical, Inc. *	87,968
4,938	Medtronic PLC	428,470
966	St Jude Medical, Inc.	75,348
1,209	Stryker Corp.	144,874
1,486	Thermo Fisher Scientific, Inc.	219,571
1,310	Zimmer Biomet Holdings, Inc.	157,698
		1,569,938
	HEALTHCARE-SERVICES - 9.2%
1,303	Aetna, Inc.	159,135
983	Anthem, Inc.	129,107
963	Cigna Corp.	123,254
1,244	HCA Holdings, Inc.	95,800
503	Humana, Inc.	90,480
3,375	UnitedHealth Group, Inc.	476,550
		1,074,326
	INSURANCE - 0.3%
220	Berkshire Hathaway, Inc. *	31,854

	INTERNET - 19.7%
753	Alphabet, Inc. *	521,151
457	Alphabet, Inc. - Cl. A *	321,513
64	Amazon.com, Inc. *	45,800
7,608	eBay, Inc. *	178,103
5,035	Facebook, Inc. - Cl. A *	575,400
839	LinkedIn Corp. - Cl. A *	158,781
2,831	Netflix, Inc. *	258,980
6,361	Yahoo!, Inc. *	238,919
		2,298,647
	MEDIA - 0.4%
358	Comcast Corp.	23,338
238	Walt Disney Co.	23,281
		46,619
	MEDIA - 0.2%
798	Alcoa, Inc.	7,398
772	Freeport-McMoRan, Inc.	8,600
299	Newmont Mining Corp.	11,697
		27,695
	MISCELLANEOUS MANUFACTURING - 1.9%
341	3M Co.	59,716
5,332	General Electric Co.	167,851
		227,567
	OIL & GAS - 1.9%
527	Chevron Corp.	55,245
305	ConocoPhillips	13,298
133	EOG Resources, Inc.	11,095
1,164	Exxon Mobil Corp.	109,113
214	Occidental Petroleum Corp.	16,170
121	Phillips 66	9,600
120	Valero Energy Corp.	6,120
		220,641
	OIL & GAS SERVICES - 0.3%
217	Halliburton Co.	9,828
391	Schlumberger, Ltd.	30,920
		40,748

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	PHARMACEUTICALS - 0.9%
207	Bristol-Myers Squibb Co.	$ 15,225
359	Johnson & Johnson	43,547
361	Merck & Co., Inc.	20,797
803	Pfizer, Inc.	28,274
		107,843
	PIPELINES - 0.1%
527	Kinder Morgan, Inc.	9,866

	RETAIL - 0.7%
327	CVS Health Corp.	31,307
181	Home Depot, Inc.	23,112
278	Walgreens Boots Alliance, Inc.	23,149
		77,568
	SEMICONDUCTORS - 1.8%
594	Applied Materials, Inc.	14,238
184	Broadcom Limited.	28,594
2,477	Intel Corp.	81,246
183	NXP Semiconductor NV	14,336
776	QUALCOMM, Inc.	41,570
402	Texas Instruments, Inc.	25,185
		205,169
	SOFTWARE - 19.6%
3,086	Adobe Systems, Inc. *	295,608
1,537	Autodesk, Inc.	83,213
1,145	Cerner Corp. *	67,097
1,050	Citrix Systems, Inc. *	84,095
1,491	Intuit, Inc.	166,411
11,389	Microsoft Corp.	582,775
15,058	Oracle Corp.	616,324
1,166	Red Hat, Inc. *	84,652
3,817	salesforce.com, inc *	303,108
		2,283,283
	TELECOMMUNICATIONS - 4.8%
4,574	AT&T, Inc.	197,643
343	CenturyLink, Inc.	9,951
2,645	Cisco Systems, Inc.	75,885
77	CommScope Holding Co., Inc. *	2,389
708	Frontier Communications Corp.	3,498
201	Level 3 Communications, Inc. *	10,350
617	Palo Alto Networks, Inc. *	75,669
204	T-Mobile US, Inc. *	8,827
58	Telephone & Date Systems, Inc.	1,720
3,026	Verizon Communications, Inc.	168,972
103	Zayo Group Holdings, Inc.	2,877
		557,781
	TRANSPORTATION - 0.7%
451	Union Pacific Corp.	39,350
396	United Parcel Service, Inc. - Cl. B	42,657
		82,007

	TOTAL COMMON STOCK (Cost - $10,696,446)	11,390,404

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares						Fair Value
	SHORT TERM INVESTMENT - 7.6%
	MONEY MARKET FUND - 7.6%
888,263	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.43% ** (Cost $888,263)					$ 888,263

	TOTAL INVESTMENTS - 105.3% (Cost - 11,584,709) (a)					$ 12,278,667
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3) %					(615,048)
	NET ASSETS - 100.0%					$ 11,663,619

* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,622,465 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation		$ 920,136
				Unrealized depreciation		(263,934)
				Net unrealized appreciation		$ 656,202

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at June 30, 2016 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Societe Generale	Index Swap	0.45%	Index Return	7/1/2016	$ (12,102,639)	$ (428,442)
Societe Generale	Basket Swap	1-Month LIBOR + 0.45%	Basket Return	7/1/2016	(6,628,005)	(263,331)
		Net Unrealized Loss from Open Swap Contracts				$ (691,773)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
^ The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on June 30, 2016.

Societe Generale Equity Basket Swap

Shares	Description				Market Value	Net Unrealized Gain (Loss)
1,735	Alphabet, Inc.				$ 1,200,794	$ (75,342)
1,492	Alphabet, Inc.				1,049,667	(69,694)
10,250	Facebook, Inc.				1,171,370	(46,125)
2,023	International Business Machines Corp.				307,051	(1,477)
45,250	Microsoft Corp.				2,315,443	(76,020)
7,950	Oracle Corporation				325,394	5,327
				Net Unrealized Loss		(263,331)

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 in valuing the Funds' investments measured at fair value:

Leland International Advantage Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 562,083	$ -	$ -	$ 562,083
Short-Term Investment	159,535	-	-	159,535
Total	$ 721,618	$ -	$ -	$ 721,618
Derivatives:
Forward Foreign Currency Exchange Contracts **	$ -	$ 443	$ -	$ 443

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Forward Foreign Currency Exchange Contracts **	$ -	$ (1,370)	$ -	$ (1,370)

Leland Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$ 32,188,291	$ -	$ -	$ 32,188,291
Total	$ 32,188,291	$ -	$ -	$ 32,188,291
Derivatives:
Forward Foreign Currency Exchange Contracts **	$ -	$ 159,628	$ -	$ 159,628

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Forward Foreign Currency Exchange Contracts **	$ -	$ (357,719)	$ -	$ (357,719)

Leland Thomson Reuters Private Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 6,069,835	$ -	$ -	$ 6,069,835
Real Estate Investment Trusts	45,713	-	-	45,713
Short-Term Investment	359,466	-	-	359,466
Total	$ 6,475,014	$ -	$ -	$ 6,475,014

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts ***	$ -	$ 16,557	$ -	$ 16,557

Leland Thomson Reuters Venture Capital Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 11,390,404	$ -	$ -	$ 11,390,404
Short-Term Investment	888,263	-	-	888,263
Total	$ 12,278,667	$ -	$ -	$ 12,278,667

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts ***	$ -	$ 691,773	$ -	$ 691,773

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized gain (loss) at period end.
*** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, the Funds generally enter into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2016, the amount of unrealized loss on forward foreign currency exchange contracts subject to currency price risk amounted to $927 and $198,091 for the Leland International Advantage Fund and Leland Tactical Currency Strategy Fund, respectively.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Leland International Advantage Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares Core MSCI EAFE ETF and the Leland Currency Strategy Fund currency seeks to achieve its investment objective by investing a portion of its assets in Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class (the "Securities"). The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Securities’ websites. As of June 30, 2016, the percentage of the Leland International Advantage Fund’s net assets invested in the iShares Core MSCI EAFE ETF was 92.0%, and the percentage of the Leland Currency Strategy Fund's net assets invested in Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class was 91.7%.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of June 30, 2016, the Leland Thomson Reuters Private Equity Fund and Leland Thomson Reuters Venture Capital Fund had net unrealized losses from open swap contracts in the amount of $16,557 and $691,773, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/23/2016